Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Jan. 14, 2022	Jan. 20, 2021	Dec. 18, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2022
Related Party Transaction [Line Items]
Solar powered atmospheric water generator						$ 550,000
Deposit Liability, Current					$ 193,497	$ 303,742
Additional down payment				$ 193,497
Unpaid balance on equipment				55,169	52,761		$ 54,822
Accounts payable - related party				124,370	153,300		53,275
Officer compensation					1,500,000
Common stock subscriptions				792,745	1,504,000		$ 0
Reaming stock value				$ 4,000
Issued shares	575,558			40,000
Bonus payment				$ 1,500,000
Subscription deposit received used				792,745	792,745
Stock Issuance				377,350	377,350
Pending Stock Sale		$ 1,170,095		$ 1,170,095
Pending Stock Shares		23,402,000		23,402,000
Officer [Member]
Related Party Transaction [Line Items]
Common stock subscriptions					4,000
Officer Ralph Hofmeier [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued accrued salary			300,000
Fair market value shares issued for accrued salaries			$ 150,000
Accrued salary satisfied with stock			$ 150,000
Stock issued bonus Shares			2,700,000
Stock issued bonus			$ 1,350,000
Officer Ralph Hofmeier [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued bonus Shares			10,000,000
Stock issued bonus			$ 1,500,000
Officer Irma Velazquez [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued accrued salary			300,000
Fair market value shares issued for accrued salaries			$ 150,000
Accrued salary satisfied with stock			$ 150,000
Stock issued bonus Shares			2,700,000
Stock issued bonus			$ 1,350,000
Officer Irma Velazquez [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued bonus Shares			10,000,000
Stock issued bonus			$ 1,500,000
Virhtech Gmbh [Member]
Related Party Transaction [Line Items]
Accounts payable - related party				$ 124,370	$ 153,300